Work in Progress, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Work in Progress
At December 31 this account comprises:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Unbilled receivable concessions in progress	32,212	23,117	—	—	32,212	23,117
Work in progress	28,538	49,457	28,538	49,457	—	—

	60,750	72,574	28,538	49,457	32,212	23,117

Summary of Work in Progress Grouped by Main Projects
Below
is
 the work in progress grouped by the main projects:

	2018	2019
Infrastructure
Road operation and maintenance	32,212	23,117

	32,212	23,117

Engineering and construction
Engineering and Construction Works - GYM Chile S.p.A.	13,007	19,531
Talara Refinery	—	20,126
North Concentrator Plant of Quellaveco	—	1,033
Others	15,531	8,767

	28,538	49,457

	60,750	72,574